Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (25,415)	¥ (34,905)
Net actuarial loss	317,397	389,302
Ending balance	291,982	354,397
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(1,034)	(1,443)
Net actuarial loss	78,548	82,850
Obligation existing at transition	(3)	7
Ending balance	¥ 77,511	¥ 81,414